COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Lease Commitments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
2016	$ 659
2017	414
2018	323
2019	235
2020	241
2021 and thereafter	1,255
Total future minimum lease payments due	3,127
Rent expense	$ 1,176	$ 1,135	$ 1,077